Share Purchase Warrants (Details 2) - Equity-classified warrants [Member] - $ / shares	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Warrants Outstanding, Beginning Balance	7,947,892	848,605	26,513
Number of Warrants
Granted	742,504	71,258,000	822,092
Expired	0	(26,513)
Exercised (Note 12(h))	(316,000)
Warrants Outstanding, Ending Balance	8,374,396	7,947,892	8,488,605
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 2.94	$ 6.18	$ 4.50
Weighted Average Exercise Price, Granted	1.54	3.45	6.20
Weighted Average Exercise Price, Exercised (Note 12(h))	(0.60)
Weighted Average Exercise Price, Expired		1.54
Weighted Average Exercise Price, Ending Balance	$ 2.90	$ 2.94	$ 6.18